UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2011

Date of reporting period:  September 1, 2010  –  November 30,  2010

Item 1.  Schedule of Investments.

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
COMMON STOCKS
Automotive Equipment and Parts
Hino Motors, Ltd	405,000	$1,332,426	$2,001,735	$669,309	1.1
Diesel buses and trucks
Musashi Seimitsu Industry Co., Ltd	80,900	1,319,584	1,993,455	673,871	1.1
Ball joints, camshafts, and gears
Nissin Kogyo Co., Ltd	104,000	1,440,794	1,771,087	330,293	1.0
Brake systems
Total Automotive Equipment and Parts		4,092,804	5,766,277	1,673,473	3.1

Banks and Finance
The Aichi Bank, Ltd	32,000	2,836,496	1,843,944	(992,552)	1.0
General banking services
The Keiyo Bank, Ltd	395,000	1,895,424	1,853,040	(42,384)	1.0
General banking services
The San-in Godo Bank, Ltd	268,000	2,302,964	1,773,624	(529,340)	1.0
General banking services
Total Banks and Finance		7,034,884	5,470,608	(1,564,276)	3.0

Chemicals and Pharmaceuticals
Daicel Chemical Industries, Ltd	330,000	1,690,713	2,251,077	560,364	1.2
Organic/inorganic chemicals
Hitachi Chemical Company, Ltd	208,400	3,874,052	3,868,219	(5,833)	2.1
Semiconductor materials
Miraca Holdings Inc	62,100	1,811,979	2,208,727	396,748	1.2
Medical drugs and equipment
Rohto Pharmaceutical Co., Ltd	189,000	2,100,041	2,074,114	(25,927)	1.1
Pharmaceuticals manufacturer
Sawai Pharmaceutical Co., Ltd	20,400	1,479,822	1,745,572	265,750	1.0
Prescription and generic drugs
Total Chemicals and Pharmaceuticals		10,956,607	12,147,709	1,191,102	6.6

Electronics
Funai Electric Co., Ltd	62,200	1,843,165	2,117,003	273,838	1.2
Audio-visual equipment
Fuji Machine Mfg. Co., Ltd	135,700	1,975,399	2,322,295	346,896	1.2
Automated assembly machines
Sanshin Electronics Co., Ltd	225,300	2,575,850	1,760,662	(815,188)	1.0
Semiconductors
Yaskawa Electric Corporation	389,000	2,505,715	3,375,120	869,405	1.8
Servomotors and industrial robots
Total Electronics		8,900,129	9,575,080	674,951	5.2

Food Manufacturing
Fuji Oil Co., Ltd	172,600	2,233,847	2,346,501	112,654	1.2
Mushrooms

Information and Software
Network solutions
Itochu Techno-Solutions Corporation	137,900	4,556,529	4,975,688	419,159	2.7
Computer network systems developer
Otsuka Corporation	85,000	5,266,843	5,523,576	256,733	3.0
Computer information system developer
Total Information and Software		9,823,372	10,499,264	675,892	5.7

Iron and Steel
Hanwa Co., Ltd	480,000	1,878,958	1,826,711	(52,247)	1.0
Steel imports/exports
Neturen Co., Ltd	263,300	2,359,421	1,963,091	(396,330)	1.1
Induction hardening equipment
Total Iron and Steel		4,238,379	3,789,802	(448,577)	2.1

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2010

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
Machinery and Machine Tools
Misumi Group Inc	108,900	$1,788,605	$2,468,365	$679,760	1.2
Precision machinery parts

Miscellaneous Manufacturing
Daiichikosho Co., Ltd	99,300	1,503,554	1,765,914	262,360	1.0
Karaoke equipment
Kansai Paint Co., Ltd	191,000	1,304,979	1,748,624	443,645	1.0
Paint
Nihon Kohden Corporation	136,600	2,002,201	2,654,840	652,639	1.3
Medical equipment
Toyo Tanso Co., Ltd	33,900	1,762,036	1,852,005	89,969	1.0
Carbon and graphite
Total Miscellaneous Manufacturing		6,572,770	8,021,383	1,448,613	4.3

Real Estate and Warehouse
Sekisui Chemical Co., Ltd	382,000	2,572,912	2,628,650	55,738	1.5
Prefabricated residential housing
Sumitomo Real Estate Sales Co., Ltd	52,050	2,005,965	2,261,148	255,183	1.2
Brokerage Services
Total Real Estate and Warehouse		4,578,877	4,889,798	310,921	2.7

Retail
Don Quijote Co., Ltd	86,800	2,196,564	2,508,641	312,077	1.4
Discount stores
Heiwado Co., Ltd	152,400	1,911,404	1,838,430	(72,974)	1.0
Supermarkets
Xebio Co., Ltd	108,400	2,181,451	2,189,794	8,343	1.1
Sporting goods
Total Retail		6,289,419	6,536,865	247,446	3.5

Services
Daiseki Co., Ltd	99,000	2,058,615	1,861,285	(197,330)	1.0
Waste disposal
Fuyo General Lease Co., Ltd	73,200	1,300,738	2,152,374	851,636	1.1
Machinery Leasing
NEC Networks & System Integration Corporation	203,600	2,520,282	2,404,897	(115,385)	1.3
Communication systems
Park24 Co., Ltd	357,800	3,776,362	3,425,562	(350,800)	1.9
Parking garages
Total Services		9,655,997	9,844,118	188,121	5.3

Telecommunications
Hitachi Kokusai Electric Inc	232,000	1,835,498	2,126,759	291,261	1.2
Wireless communication equipment

Textiles and Apparel
ABC-Mart, Inc	79,400	2,745,414	2,695,761	(49,653)	1.5
Shoes

Transportation
Kintetsu World Express Inc	75,700	1,854,681	1,937,797	83,116	1.1
Distribution services
Senko Co., Ltd	649,000	2,215,169	1,871,817	(343,352)	1.0
Trucking and warehousing
Total Transportation		4,069,850	3,809,614	(260,236)	2.1

TOTAL INVESTMENTS IN COMMON STOCKS		$84,816,452	$89,987,904	$5,171,452	48.7

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2010

					% of
			Market	Unrealized	Net
	Principal	Cost	Value	Gain/Loss	Assets
INVESTMENTS IN FOREIGN CURRENCY
Mizuho Corporate Bank, Ltd.
Non- interest bearing account	JPY 105,669,116	$1,252,966	$1,264,590	$11,624	0.7
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,252,966	1,264,590	11,624	0.7

TOTAL INVESTMENTS		$86,069,418	$91,252,494	$5,183,076	49.4

OTHER ASSETS LESS LIABILITIES, NET			93,371,116		50.6

			$184,623,610		100.0

+ Non-Income Producing Security.
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $9,172,371.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 3,989,295.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2010.

Japanese Yen		83.560	=$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  January 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   January 14, 2011